Risk Management - Capital Requirements and Capital Management (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Capital Requirements and Capital Management
Cash and due from banks	$ 1,268,860	$ 880,081	$ 1,057,393
Transactions in the course of collection	416,946	289,194	255,968
Financial assets held-for-trading	2,516,387	1,745,366	1,538,578
Cash collateral on securities borrowed and reverse repurchase agreements	140,267	97,289	91,641
Derivative instruments	2,182,738	1,513,947	1,247,941
Loans and advances to banks	2,154,533	1,494,384	760,021
Loans to customers, net	39,419,340	27,341,254	24,955,692
Financial assets available-for-sale			1,526,315
Financial assets at fair value through other comprehensive income	1,518,441	1,053,191
Investments in other companies	60,917	42,252	35,771	$ 30,314	$ 25,849
Intangible assets	123,228	85,471	72,455	65,036
Property and equipment	311,234	215,872	216,259
Investment properties	20,095	13,938	14,306	14,674	$ 15,042
Current tax assets	976	677	23,032
Deferred tax assets	278,028	192,840	161,265
Other assets	939,577	651,691	604,800
TOTAL ASSETS	$ 51,351,567	35,617,447	32,561,437	$ 31,357,304
Basic capital		3,304,152	3,105,714
Effective equity		4,129,999	3,934,727
Total consolidated assets		39,989,595	37,017,702
Total consolidated assets weighted by credit risk		$ 29,693,950	$ 27,068,339
Basic capital / consolidated assets (as a percent)	8.26%	8.26%	8.39%
Effective equity / consolidated assets weighted by risk (as a percent)	13.91	13.91	14.54
Credit risk
Capital Requirements and Capital Management
Cash and due from banks		$ 880,081	$ 1,057,393
Transactions in the course of collection		289,194	255,968
Financial assets held-for-trading		1,745,366	1,538,578
Cash collateral on securities borrowed and reverse repurchase agreements		97,289	91,641
Derivative instruments		1,310,262	1,469,083
Loans and advances to banks		1,494,384	760,021
Loans to customers, net		27,341,254	24,955,692
Financial assets available-for-sale			1,526,315
Financial assets at fair value through other comprehensive income		1,053,191
Investments in other companies		42,252	35,771
Intangible assets		85,471	72,455
Property and equipment		215,872	216,259
Investment properties		13,938	14,306
Current tax assets		677	23,032
Deferred tax assets		192,840	161,265
Other assets		651,691	604,800
TOTAL ASSETS		35,413,762	32,782,579
Contingent loans		4,266,821	3,972,260
Total risk-weighted assets		39,680,583	36,754,839
Risk weighted assets according to SBIF instructions
Capital Requirements and Capital Management
Cash and due from banks		13,084	5,699
Transactions in the course of collection		186,536	95,210
Financial assets held-for-trading		134,412	148,641
Cash collateral on securities borrowed and reverse repurchase agreements		97,289	91,641
Derivative instruments		916,798	927,837
Loans and advances to banks		313,524	312,806
Loans to customers, net		24,102,808	21,908,281
Financial assets available-for-sale			325,209
Financial assets at fair value through other comprehensive income		356,568
Investments in other companies		44,561	38,041
Intangible assets		52,061	39,045
Property and equipment		215,872	216,259
Current tax assets		68	2,303
Deferred tax assets		27,792	26,740
Other assets		673,380	547,974
TOTAL ASSETS		27,134,753	24,685,686
Contingent loans		2,559,197	2,382,653
Total risk-weighted assets		$ 29,693,950	$ 27,068,339